Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Materials Portfolio - VIP Materials Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	0.32%
Annual Return 2015	(9.09%)
Annual Return 2016	12.06%
Annual Return 2017	26.02%
Annual Return 2018	(23.65%)
Annual Return 2019	13.20%
Annual Return 2020	21.45%
Annual Return 2021	33.40%
Annual Return 2022	(9.91%)
Annual Return 2023	7.58%